NON-CURRENT ASSETS HELD FOR SALE - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	$ 208,426
Withdrawals from leaseback operation	(15,179)	$ (32,365)	$ (119,376)
Reclassifications		(2,516)
Balance at year end balance	92,830	208,426
Non-current assets held for sale [member]
Disclosure of noncurrent assets held-for-sale [line items]
Balance at the beginning of the year	208,426	240,412	206,193
Additions	74,812	137,710	43,094
Business Combination			77,480
Assets sold, net	(51,863)	(60,747)	(288,235)
Increase / decrease by changes in fair value	(76)	(3,780)	(1,331)
Reclassifications	(88,609)	(135,643)	232,367
Effect of movements in exchange rates	13,960	(8,310)	(11,536)
Reclassification BAC		38,878	(17,603)
Loss of control in subsidiary	(72,014)
Discontinued operations	8,194	(94)	(17)
Balance at year end balance	92,830	208,426	240,412
Non-current assets held for sale [member] | Investment property [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	(31,184)	(22,847)	(4,323)
Non-current assets held for sale [member] | Other assets [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	62,943	(111,442)	32,325
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications	$ 5,536	1,074	$ 177,364
Non-current assets held for sale [member] | Right of use assets
Disclosure of noncurrent assets held-for-sale [line items]
Reclassifications		$ 102